NET FINANCE COST (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense
Interest expense on interest-bearing debt	$ (62.1)	$ (174.2)	$ (158.9)
Interest expense on lease liabilities	(33.1)	(22.4)	(12.2)
Interest expense to related parties	0.0	(21.6)	(227.5)
Interest expense related to pension liabilities	(0.4)	(0.5)	(0.9)
Other interest expense	(2.1)	(0.3)	1.9
Total interest cost	(97.7)	(219.0)	(397.6)
Foreign currency exchange gains/(losses), net & other finance costs
Exchange rate gains/(losses)	19.3	(54.2)	(5.3)
Change in fair value of interest rate derivative instruments not used in hedge accounting	0.0	(1.1)	(2.5)
Other finance cost	(5.3)	(12.3)	(8.1)
Loss on debt extinguishment	0.0	(31.8)	0.0
Interest income	6.4	8.8	6.4
Net finance cost	(77.3)	(309.6)	(407.0)
Foreign Currency Exchange Gains (Losses), Net And Other Finance Costs	$ 14.0	$ (67.6)	$ (15.8)